General Information / Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Estimated Useful Lives of Finite-Lived Other Intangible Assets
The following table presents the estimated useful lives of ASML’s finite-lived other intangible assets:

Category	Estimated useful life

Brands	20 years
Intellectual property	3 - 10 years
Developed technology	6 - 15 years
Customer relationships	8 - 18 years
Other	2 - 6 years

Property, Plant and Equipment

The following table presents the estimated useful lives of ASML’s property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 45 years
Machinery and equipment	2 - 10 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Net Income Per Ordinary Share

The basic and diluted net income per ordinary share has been calculated in accordance with the following schedule:

Year ended December 31 (in thousands, except per share data)	2013 EUR	2012 EUR	2011 EUR

Net income	1,015,490	1,146,316	1,466,960

Weighted average number of shares outstanding during the year (after deduction of treasury stock)	429,770	424,096	425,618

Basic net income per ordinary share	2.36	2.70	3.45

Weighted average number of shares:	429,770	424,096	425,618
Plus shares applicable to:
Options and conditional shares	3,676	2,890	3,435

Dilutive potential ordinary shares	3,676	2,890	3,435

Adjusted weighted average number of shares	433,446	426,986	429,053

Diluted net income per ordinary share[1]	2.34	2.68	3.42

1	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.